Note 15 - Investment in Subsidiaries - Subsidiaries (Details)	12 Months Ended
Jun. 30, 2021
VivoPower International Services Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA LLC [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-31, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-47, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower (USA) Development, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
Caret, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower Pty Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VivoPower WA Pty Ltd [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VVP Project 1 Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Amaroo Solar Pty. Ltd [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Aevitas O Holdings Pty Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Aevitas Group Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Electrical Engineering Group Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
J.A. Martin Electrical Pty Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Kenshaw Electrical Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060